16. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

Subsequent to June 30, 2015, the following material transactions occurred:

Class Actions Alleging Violations of Federal Securities Laws

Beginning on April 18, 2014, three class action lawsuits alleging violations of federal securities laws were filed against the Company in United States District Court, Central District of California (the “Court”). At a hearing held on July 21, 2014, the three class action lawsuits were consolidated into one case with Lawrence Rosen as the lead plaintiff (the “Consolidated Class Action,” styled Romero et al. vs. GrowLife et al.). On May 15, 2014 and August 4, 2014, respectively two shareholder derivative lawsuits were filed against the Company with the Court (the “Derivative Actions”). On October 20, 2014, AmTrust North America, the Company’s insurer, filed a lawsuit contesting insurance coverage on the above legal proceedings. The Company made a general appearance in this action. On January 20, 2015, the Court ordered all of the above actions stayed pending completion of mediation of the dispute.

The parties then worked diligently to finalize settlement documentation on the above actions.  On April 27, 2015, the Court preliminarily approved the proposed settlement of the Consolidated Class Action.

On June 1, 2015, the Court preliminarily approved the proposed settlement of the Derivative Actions pursuant to a proposed stipulated settlement agreement.

On August 3, 2015, the Court entered a Final Order and Judgment resolving the Consolidated Class Action litigation in its entirety.  The Consolidated Class Action was thereby dismissed in its entirety with prejudice and without costs.

On August 10, 2015, pursuant to a settlement by and between the Company and AmTrust North America, AmTrust’s lawsuit contesting insurance coverage of the Consolidated Class Action and Derivative Actions was dismissed in its entirety with prejudice pursuant to a Stipulation for Dismissal of Entire Action with Prejudice executed by and between AmTrust and the Company.

On August 17, 2015, the Court entered a Final Order and Judgment resolving the Derivative Actions in their entirety.  The Derivative Actions were thereby dismissed in their entirety with prejudice.

As a result of the foregoing, all litigation discussed herein is resolved in full at this time.

The Company expects to issue $2 million in common stock or approximately 115.1 million shares related to the settlement of the Consolidated Class Action and Derivative Action lawsuits alleging violations of federal securities laws that were filed against the Company in United States District Court, Central District of California. The shares have not been issued as of November 13, 2015. The Company accrued $2,081,250 as loss on class action lawsuits and contingent liabilities as of June 30, 2015.

Sales and Payroll Tax Liabilities

As of September 30, 2015, the Company owes approximately $121,000 in sales tax and $26,000 in payroll taxes primarily from early 2014. We are currently negotiating or operating under payment plans on these liabilities.

Other Legal Proceedings

The Company is in default on our Portland, Maine and Boulder, Colorado store leases for non-payment of lease payments and the Company is negotiating with the landlords. The Company is currently subject to legal actions with various vendors.

Terminated Operating Leases

Upon the Company’s acquisition of Rocky Mountain Hydroponics, LLC and Evergreen Garden Center, the Company assumed the lease for the RMH/EGC retail hydroponics store located in Plaistow, New Hampshire. The lease commencement date was May 1, 2013 with an expiration date of January 31, 2016. The monthly rent throughout the term of the lease is $2,105. The Company vacated this store and expect to terminate this lease during 2015.

On May 30, 2013, the Company entered into a lease to rent retail space in Woodland Hills, California for its Urban Garden Supply (Soja, Inc.) hydroponics store. The term was for ninety days and can be renewed, or terminated, by either party with ninety days written notice. The monthly rent was $3,257. The Company terminated this lease as of June 1, 2015.

Secured Convertible Debenture Transaction with TCA Global Credit Master Fund LP

On July 9, 2015, the Company closed a Securities Purchase Agreement and related agreements with TCA Global Credit Master Fund LP, an accredited investor, whereby the Company agreed to sell and TCA agreed to purchase up to $3,000,000 of senior secured convertible redeemable debentures, of which $700,000 was purchased on July 9, 2015 and up to $2,300,000 may be purchased in additional closings. The closing of the Transaction occurred on July 9, 2015.

Securities Purchase Agreement

As set forth above, the Company entered into the Securities Purchase Agreement on July 9, 2015 with the Purchaser whereby the Purchaser agreed to purchase up to $3,000,000 of the Debentures of which $700,000 was purchased at Closing.  In connection with the Securities Purchase Agreement, the Company, at the discretion of Purchaser, may request in writing at any time after the Closing that Purchaser purchase additional Debentures at agreed upon time periods and amounts.

The Securities Purchase Agreement also provides that the Company shall, within ninety days of Closing, file any and all periodic reports with the SEC required under the Exchange Act to become current with the Company’s reporting requirements under the Securities Exchange Act of 1934 and shall use its best efforts to obtain approval for the listing and quotation of the Company’s common stock on the OTC Bulletin Board, or another Principal Trading Market more senior and established than the OTC Pink Sheets and approved by Purchaser, and to have such Common Stock trading in such Principal Trading Market.

In consideration for advisory services provided by Purchaser to the Company prior to the Closing, the Company paid to Purchaser a fee by issuing to Purchaser 10,000,000 shares of Common Stock at $0.02 per share equal to $200,000. The Advisory Fee Shares were valued at a price equal to the lowest volume weighted average price for the Common Stock for the five (5) Business Days immediately prior to the Effective Date, as reported by Bloomberg (the “VWAP”). The Advisory Fee Shares are subject to adjustment as provided in the Securities Purchase Agreement.  The Company also paid certain transaction, due diligence and document review and legal fees to the Purchaser in connection with the Transaction.

Senior Secured, Convertible, Redeemable Debenture

The Company entered into an initial Debenture dated July 9, 2015 with the Purchaser whereby the Purchaser purchased $700,000 in senior secured, convertible, redeemable debentures in exchange for $700,000 in immediately available and lawful money of the United States of America.  The Company promised to pay Purchaser, by no later than October 9, 2016 the outstanding principal together with interest on the outstanding principal amount under the Debenture, at the rate of 18% per annum simple interest.  The Company shall make monthly payments of principal and interest on the Debenture to Purchaser, while this Debenture is outstanding, until the Maturity Date, based on the payment, amortization and redemption premium schedule attached as Schedule A to the Debenture.

The indebtedness evidenced by this Debenture is also secured by a first priority lien and security interest in all of the assets and property of the Company and various other instruments as set forth in the Transaction Documents, subject to the terms and conditions of the Intercreditor Agreement described below.

At any time while the Debenture is outstanding on or after the Closing, (i) if mutually agreed upon by the parties or (ii) at the sole option of the Purchaser upon the occurrence of an Event of Default, the Purchaser may convert all or any portion of the outstanding principal, accrued and unpaid interest redemption premium and any other sums due and payable hereunder or under any of the other Transaction Documents into shares of Common Stock of the Company at a price equal to: (i) the Conversion Amount (the numerator); divided by (ii) 90% of the lowest of the average daily volume weighted average price of the Company’s Common Stock during the 5 trading days immediately prior to the Conversion Date (the denominator).

Security Agreement(s)

In connection with the Securities Purchase Agreement and Debenture, the Company entered into a Security Agreement dated July 9, 2015 with the Purchaser whereby the Company agreed to grant to Purchaser an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Debentures, the Purchase Agreement and the other Transaction Documents, subject to the terms and conditions of the Intercreditor Agreement set forth below.

In addition, each of the Company’s operating subsidiaries also agreed to grant to Purchaser an unconditional and continuing, first priority security interest in all of the assets and property of each of the subsidiaries to further secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Debentures, the Purchase Agreement and the other Transaction Documents.

Guaranty Agreement(s)

In connection with the Securities Purchase Agreement and Debenture, each of the Company’s operating subsidiaries entered into Guaranty Agreements dated July 9, 2015 with the Purchaser whereby the subsidiaries agreed to guarantee and become surety to Purchaser for the full, prompt and unconditional payment of the Liabilities and payment and performance of the Company’s obligations and the full, prompt and unconditional performance of each term and condition to be performed by Company under the Debentures and the other Transaction Documents.

Pledge Agreement(s)

In connection with the Securities Purchase Agreement and Debenture, the Company entered into Pledge Agreements dated July 9, 2015 with the Purchaser whereby the Company agreed to pledge to Purchaser its shares in each of its operating subsidiaries as further security for the payment and performance of the Company’s obligations and the full, prompt and unconditional performance of each term and condition to be performed by Company under the Debentures and the other Transaction Documents.

Intercreditor Agreement and Related Creditor Documentation

On July 9, 2015, the Company, each of its subsidiaries, Purchaser and Logic Works LLC (an existing senior secured creditor) entered into an Intercreditor Agreement whereby Purchaser and Logic Works agreed that their outstanding senior secured loans to the Company be secured on a pari passu basis with respect to all assets and property of the Company and its subsidiaries. As a result of the Intercreditor Agreement, all sums secured or owing to Purchaser and Logic Works shall be held by them on a pari passu and pro-rata basis between them, in proportion to such party’s outstanding principal amount owing under their respective loan documents.

In addition, the Company, each of its subsidiaries, Purchaser and Jordan Scott and Andrew Gentile, respectively, each entered into Subordination Agreements dated July 9, 2015 whereby Scott and Gentile agreed to subordinate their existing 6% Senior Secured Convertible Notes, dated March 16, 2012, as amended, all of their indebtedness, obligations and security interests to the Purchaser’s security interests as more fully set forth in the Transaction Documents.

On July 9, 2015, Jordan Scott and Andrew Gentile each entered into Amendment Two of the Amended and Restated 6% Senior Secured Convertible Note which provide for an increase in the interest rate from 6% to 10% and the default interest rate from 12% to 20% on the 6% Senior Secured Convertible Notes for so long as the Company remains in technical default on said notes due to its delisting from its Primary Trading Market April 2014.  The Company further agreed that said 20% default interest will be applied to the date of default on April 10, 2014 and continuing through the present.

Committed Equity Facility Transaction with TCA Global Credit Master Fund LP

On August 6, 2015, the Company closed a Securities Purchase Agreement and related agreements with TCA Global Credit Master Fund LP, whereby the Company agreed to sell and TCA agreed to purchase a $100,000 senior secured convertible redeemable debenture and the Company agreed to issue and sell to TCA, from time to time, and TCA agreed to purchase from the Company up to $3,000,000 of the Company’s common stock pursuant to a Committed Equity Facility. The closing of the Transaction occurred on August 6, 2015.

In consideration for advisory services provided by Purchaser to the Company prior to the, the Company paid to Purchaser a fee by issuing to Purchaser 5,000,000 shares of Common Stock at $0.02 per share equal to $100,000.   The Advisory Fee Shares were valued at price equal to the lowest volume weighted average price for the Common Stock for the five (5) Business Days immediately prior to the issuance. The Advisory Fee Shares are subject to adjustment as provided in the Securities Purchase Agreement.  The Company also paid certain transaction, due diligence and document review and legal fees in connection with the Transaction.

The Company entered into a Debenture dated August 6, 2015 with the Purchaser whereby the Purchaser purchased $100,000 in a senior secured, convertible, redeemable debenture from the Company in exchange for $100,000.  The Company promised to pay Purchaser, by no later than August 6, 2016 the outstanding principal together with interest on the outstanding principal amount under the Debenture, at the rate of 18% per annum simple interest. The Debenture is convertible only at the option of Purchaser upon an event of default at a conversion price of 90%)of the lowest of the average daily volume weighted average price of the Company’s Common Stock during the 5 trading days immediately prior to the conversion date.

In addition, the Company entered into a Committed Equity Facility, dated August 6, 2015, with the Purchaser in which the Company agreed to issue and sell to the Purchaser, from time to time, and the Purchaser agreed to purchase from the Company up to $3,000,000 of the Company’s common stock.  At any time during the duration of the agreement and after the Company has an effective registration statement outstanding, the Company can require the Purchaser to purchase shares of its common stock which will be sold by Purchaser with the net proceeds provided to the Company, subject to the terms and conditions set forth in the Committed Equity Facility.

To facilitate the Committed Equity Facility, the Company has granted the Purchaser certain registration rights pursuant to a Registration Rights Agreement dated August 6, 2015 whereby the Company will file a registration statement no later than seventy-five (75) days from the date of the Committed Equity Facility to facilitate the purchase and sale of the common stock under the Committed Equity Facility.

The Company’s obligation to repay the Debenture disclosed herein as well as the Debenture entered into by and between the Company and Purchaser on July 9, 2015, are secured by security agreements, guaranty agreements and pledge agreements previously disclosed on the Company’s Current Report on Form 8-K  filed July 16, 2015 and incorporated herein by reference. The Company has additionally entered into an Authorization Agreement, dated August 6, 2015, with Purchaser whereby scheduled re-payments to the Purchaser will be debited from the Company’s account according to the payment schedule of both the Debenture disclosed herein and the Debenture previously entered into on July 9, 2015.

Amended and Restated Secured Convertible Debenture Transaction with TCA Global Credit Master Fund LP

On October 27, 2015, the Company entered into an Amended and Restated Securities Purchase Agreement and related agreements with TCA Global Credit Master Fund LP whereby the Company agreed to sell, and TCA agreed to purchase $350,000 of senior secured convertible, redeemable debentures. The Company and TCA previously entered into a Securities Purchase Agreement dated as of April 30, 2015 and effective as of July 9, 2015 to purchase up to $3,000,000 in Debentures. To date, the Company has sold $1,050,000 in Debentures to TCA and up to $1,950,000 in Debentures remains for sale by the Company.  The closing of the transaction occurred on October 27, 2015.

Amended and Restated Securities Purchase Agreement

As set forth above, the Company entered into the Amended and Restated Securities Purchase Agreement on October 27, 2015 with the Purchaser whereby the Purchaser agreed to purchase $350,000 of the Debentures.

In addition, in consideration for advisory services provided by Purchaser to the Company prior to the closing, the Company paid to Purchaser a fee by issuing to Purchaser 150,000 Series B Preferred Stock valued at $1,500,000 and convertible into common stock of the Company.

Purchaser was also granted 51 shares of Series C Preferred Stock as further security for the Company’s completion of post-closing obligations under the Amended and Restated Transaction Documents as further discussed below. The Series C Preferred Stock is cancelled with the repayment of the TCA debt.

Series B Preferred Stock Designation

In connection with the Amended and Restated Securities Purchase Agreement, the Board of Directors, on October 21, 2015, approved the authorization of a Series B Preferred Stock as provided in the Company’s Certificate of Incorporation, as amended.

The Series B Preferred Stock has authorized 150,000 shares with a stated value equal to $10.00 per share. Dividends payable to other classes of stock are restricted until repayment of the aggregate value of Series B Preferred Stock. Upon liquidation or dissolution of the Company, Series B Preferred Stock has no priority or preference with respect to distributions of any assets of the Company.  The Series B Preferred Stock is convertible into common stock by dividing the stated value of the shares being converted by 100% of the average of the five lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion date as quoted by Bloomberg, LP.

TCA was issued 150,000 shares of Series B Preferred Stock.  However, in no event will Purchaser be entitled to hold in excess of 4.99% of the outstanding shares of common stock of the Company.

Series C Preferred Stock Designation

In connection with the Amended and Restated Securities Purchase Agreement, the Board of Directors, on October 21, 2015, approved the authorization of a Series C Preferred Stock as provided in the Company’s Certificate of Incorporation, as amended, and the issuance of 51 shares of Series C Preferred Stock. These shares only have voting rights in the event of a default by the Company under the Amended and Restated Transaction Documents. The Series C Preferred Stock is cancelled with the repayment of the TCA debt.

The Series C Preferred Stock Designation authorizes 51 shares of Series C Preferred Stock. Series C Preferred Stock is not entitled to dividend or liquidation rights and is not convertible into common stock of the Company.

In the event of a default under the Amended and Restated Transaction Documents, each share of Series C Preferred Stock shall have voting votes equal to 0.019607 multiplied by the total issued and outstanding common stock and preferred stock eligible to vote divided by .49 minus the numerator.  For example, if the total issued and outstanding common stock eligible to vote is 5,000,000, the voting rights of one share of Series C Preferred Stock shall be equal to 102,036 (e.g. ((0.019607 x 5,000,000/0.49) – (0.019607 x 5,000,000) = 102,036).

Amended and Restated Senior Secured, Convertible, Redeemable Debenture

In connection with the Amended and Restated Securities Purchase Agreement, the Company, on October 27, 2015, also entered into the Amended and Restated Debenture which was amended to increase the balance of the original Debenture from $700,000 to $1,050,000 as a result of the additional $350,000 advanced.

Dissolution of Certain Non-Operating Subsidiaries

The Company determined that certain wholly-owned subsidiaries were unnecessary for the ongoing operations of the Company’s business and elected to dissolve these entities and/or surrender their foreign status in certain jurisdictions for the purpose of reducing unnecessary compliance costs.

The Company is dissolving SG Technologies Corp., a Nevada corporation, and is surrendering its qualification to do business in California due to the fact that the Company no longer operates any business under this wholly-owned subsidiary.

The Company is dissolving Phototron, Inc. and GrowLife Productions, Inc., all California corporations, due to the fact that the Company no longer operates any business under these wholly-owned subsidiaries.

The Company is dissolving Business Bloom, Inc., a California corporation, and is withdrawing its foreign entity status in Colorado due to the fact that the Company no longer operates any business under this wholly-owned subsidiary.

The Company is surrendering its qualification to do business in California due to the fact that the Company has moved its headquarters to Seattle, Washington and is no longer required to register as a foreign entity in California.

Enactment of Heightened Corporate Governance Measures Pursuant to Derivative Action Settlement

In connection with the settlement of the Derivative Actions related to alleged violations of federal securities laws, the Company agreed to expansive corporate governance measures.

During October 2015, the Company expects to enact heightened corporate governance measure pursuant to the Derivative Action Settlement.

Board of Directors Changes

On October 18, 2015, Mark Scott resigned as Director of the Company.

On October 27, 2015, Anthony Ciabattoni and Jeff Giarraputo resigned as directors of the Company.

Concurrently, on October 27, 2015, the Board of Directors appointed Brad Fretti, Tara Antal and Michael E. Fasci as members of the Board of Directors.

The newly appointed directors were approved by the Board of Directors.  Per the Amended and Restated Securities Purchase Agreement, the Company shall not appoint any members of the Board of Directors or remove any current members of the Board of Directors without Purchaser’s written approval, which approval may be withheld or conditioned in Purchaser’s sole and absolute discretion.

Employment and Consulting Agreements Defaults

The Company owes Marco Hegyi approximately $42,865 in payroll and expenses as of November 13, 2015 and is in default under the Employment Agreement with Mr. Hegyi.

The Company owes Mark Scott approximately $67,840 in payroll and expenses as of November 13, 2015 and is in default under the Consulting Agreement with Mr. Scott.

Expiration of Stock Option Grants

Mr. Edwards resigned July 11, 2015 and an option to purchase four million five hundred thousand shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan expired October 10, 2015.

Ms. Qunell resigned July 2, 2015 and an option to purchase seven million shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan expired October 1, 2015.

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

Subsequent to December 31, 2014, the following material transactions occurred:

Equity Issuance

On June 16, 2015, the Company issued 7,772,725 shares of its common stock to Horwitz + Armstrong LLP pursuant to a conversion of debt for legal services rendered to the Company in the amount of $171,000. The shares were valued at the fair market price of $0.022 per share.

Class Actions Alleging Violations of Federal Securities Laws

Beginning on April 18, 2014, three class action lawsuits alleging violations of federal securities laws were filed against the Company in United States District Court, Central District of California (the “Court”). At a hearing held on July 21, 2014, the three class action lawsuits were consolidated into one case with Lawrence Rosen as the lead plaintiff (the “Consolidated Class Action,” styled Romero et al. vs. GrowLife et al.). On May 15, 2014 and August 4, 2014, respectively two shareholder derivative lawsuits were filed against the Company with the Court (the “Derivative Actions”). On October 20, 2014, AmTrust North America, the Company’s insurer, filed a lawsuit contesting insurance coverage on the above legal proceedings. The Company made a general appearance in this action. On January 20, 2015, the Court ordered all of the above actions stayed pending completion of mediation of the dispute.

The parties then worked diligently to finalize settlement documentation on the above actions.  On April 27, 2015, the Court preliminarily approved the proposed settlement of the Consolidated Class Action.

On June 1, 2015, the Court preliminarily approved the proposed settlement of the Derivative Actions pursuant to a proposed stipulated settlement agreement.

On August 3, 2015, the Court entered a Final Order and Judgment resolving the Consolidated Class Action litigation in its entirety.  The Consolidated Class Action was thereby dismissed in its entirety with prejudice and without costs.

On August 10, 2015, pursuant to a settlement by and between the Company and AmTrust North America, AmTrust’s lawsuit contesting insurance coverage of the Consolidated Class Action and Derivative Actions was dismissed in its entirety with prejudice pursuant to a Stipulation for Dismissal of Entire Action with Prejudice executed by and between AmTrust and the Company.

On August 17, 2015, the Court entered a Final Order and Judgment resolving the Derivative Actions in their entirety.  The Derivative Actions were thereby dismissed in their entirety with prejudice.

As a result of the foregoing, all litigation discussed herein is resolved in full at this time.

The Company is obligated to issue $2 million in common stock or approximately 115.1 million shares related to the settlement of the Consolidated Class Action and Derivative Action lawsuits alleging violations of federal securities laws that were filed against the Company in United States District Court, Central District of California.

Sales and Payroll Tax Liabilities

As of September 30, 2015, the Company owes approximately $87,000 in sales tax and $20,000 in payroll taxes primarily from early 2014. The Company is currently negotiating or operating under payment plans on these liabilities.

Other Legal Proceedings

The Company is in default on our Portland, Maine and Boulder, Colorado store leases for non-payment of lease payments and the Company is negotiating with the landlords. The Company is currently subject to legal actions with various vendors.

Terminated Operating Leases

Upon the Company’s acquisition of Rocky Mountain Hydroponics, LLC and Evergreen Garden Center, the Company assumed the lease for the RMH/EGC retail hydroponics store located in Plaistow, New Hampshire. The lease commencement date was May 1, 2013 with an expiration date of January 31, 2016. The monthly rent throughout the term of the lease is $2,105. The Company vacated this store and expect to terminate this lease during 2015.

On May 30, 2013, the Company entered into a lease to rent retail space in Woodland Hills, California for its Urban Garden Supply (Soja, Inc.) hydroponics store. The term was for ninety days and can be renewed, or terminated, by either party with ninety days written notice. The monthly rent was $3,257. The Company terminated this lease as of June 1, 2015.

Secured Convertible Debenture Transaction with TCA Global Credit Master Fund LP

On July 9, 2015, the Company closed a Securities Purchase Agreement and related agreements with TCA Global Credit Master Fund LP, an accredited investor, whereby the Company agreed to sell and TCA agreed to purchase up to $3,000,000 of senior secured convertible redeemable debentures, of which $700,000 was purchased on July 9, 2015 and up to $2,300,000 may be purchased in additional closings. The closing of the Transaction occurred on July 9, 2015.

Securities Purchase Agreement

As set forth above, the Company entered into the Securities Purchase Agreement on July 9, 2015 with the Purchaser whereby the Purchaser agreed to purchase up to $3,000,000 of the Debentures of which $700,000 was purchased at Closing.  In connection with the Securities Purchase Agreement, the Company, at the discretion of Purchaser, may request in writing at any time after the Closing that Purchaser purchase additional Debentures at agreed upon time periods and amounts.

The Securities Purchase Agreement also provides that the Company shall, within ninety days of Closing, file any and all periodic reports with the SEC required under the Exchange Act to become current with the Company’s reporting requirements under the Securities Exchange Act of 1934 and shall use its best efforts to obtain approval for the listing and quotation of the Company’s common stock on the OTC Bulletin Board, or another Principal Trading Market more senior and established than the OTC Pink Sheets and approved by Purchaser, and to have such Common Stock trading in such Principal Trading Market.

In consideration for advisory services provided by Purchaser to the Company prior to the Closing, the Company paid to Purchaser a fee by issuing to Purchaser 10,000,000 shares of Common Stock at $0.02 per share equal to $200,000. The Advisory Fee Shares were valued at a price equal to the lowest volume weighted average price for the Common Stock for the five (5) Business Days immediately prior to the Effective Date, as reported by Bloomberg (the “VWAP”). The Advisory Fee Shares are subject to adjustment as provided in the Securities Purchase Agreement.  The Company also paid certain transaction, due diligence and document review and legal fees to the Purchaser in connection with the Transaction.

Senior Secured, Convertible, Redeemable Debenture

The Company entered into an initial Debenture dated July 9, 2015 with the Purchaser whereby the Purchaser purchased $700,000 in senior secured, convertible, redeemable debentures in exchange for $700,000 in immediately available and lawful money of the United States of America.  The Company promised to pay Purchaser, by no later than October 9, 2016 the outstanding principal together with interest on the outstanding principal amount under the Debenture, at the rate of 18% per annum simple interest.  The Company shall make monthly payments of principal and interest on the Debenture to Purchaser, while this Debenture is outstanding, until the Maturity Date, based on the payment, amortization and redemption premium schedule attached as Schedule A to the Debenture.

The indebtedness evidenced by this Debenture is also secured by a first priority lien and security interest in all of the assets and property of the Company and various other instruments as set forth in the Transaction Documents, subject to the terms and conditions of the Intercreditor Agreement described below.

At any time while the Debenture is outstanding on or after the Closing, (i) if mutually agreed upon by the parties or (ii) at the sole option of the Purchaser upon the occurrence of an Event of Default, the Purchaser may convert all or any portion of the outstanding principal, accrued and unpaid interest redemption premium and any other sums due and payable hereunder or under any of the other Transaction Documents into shares of Common Stock of the Company at a price equal to: (i) the Conversion Amount (the numerator); divided by (ii) 90% of the lowest of the average daily volume weighted average price of the Company’s Common Stock during the 5 trading days immediately prior to the Conversion Date (the denominator).

Security Agreement(s)

In connection with the Securities Purchase Agreement and Debenture, the Company entered into a Security Agreement dated July 9, 2015 with the Purchaser whereby the Company agreed to grant to Purchaser an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Debentures, the Purchase Agreement and the other Transaction Documents, subject to the terms and conditions of the Intercreditor Agreement set forth below.

In addition, each of the Company’s operating subsidiaries also agreed to grant to Purchaser an unconditional and continuing, first priority security interest in all of the assets and property of each of the subsidiaries to further secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Debentures, the Purchase Agreement and the other Transaction Documents.

Guaranty Agreement(s)

In connection with the Securities Purchase Agreement and Debenture, each of the Company’s operating subsidiaries entered into Guaranty Agreements dated July 9, 2015 with the Purchaser whereby the subsidiaries agreed to guarantee and become surety to Purchaser for the full, prompt and unconditional payment of the Liabilities and payment and performance of the Company’s obligations and the full, prompt and unconditional performance of each term and condition to be performed by Company under the Debentures and the other Transaction Documents.

Pledge Agreement(s)

In connection with the Securities Purchase Agreement and Debenture, the Company entered into Pledge Agreements dated July 9, 2015 with the Purchaser whereby the Company agreed to pledge to Purchaser its shares in each of its operating subsidiaries as further security for the payment and performance of the Company’s obligations and the full, prompt and unconditional performance of each term and condition to be performed by Company under the Debentures and the other Transaction Documents.

Intercreditor Agreement and Related Creditor Documentation

On July 9, 2015, the Company, each of its subsidiaries, Purchaser and Logic Works LLC (an existing senior secured creditor) entered into an Intercreditor Agreement whereby Purchaser and Logic Works agreed that their outstanding senior secured loans to the Company be secured on a pari passu basis with respect to all assets and property of the Company and its subsidiaries. As a result of the Intercreditor Agreement, all sums secured or owing to Purchaser and Logic Works shall be held by them on a pari passu and pro-rata basis between them, in proportion to such party’s outstanding principal amount owing under their respective loan documents.

In addition, the Company, each of its subsidiaries, Purchaser and Jordan Scott and Andrew Gentile, respectively, each entered into Subordination Agreements dated July 9, 2015 whereby Scott and Gentile agreed to subordinate their existing 6% Senior Secured Convertible Notes, dated March 16, 2012, as amended, all of their indebtedness, obligations and security interests to the Purchaser’s security interests as more fully set forth in the Transaction Documents.

On July 9, 2015, Jordan Scott and Andrew Gentile each entered into Amendment Two of the Amended and Restated 6% Senior Secured Convertible Note which provide for an increase in the interest rate from 6% to 10% and the default interest rate from 12% to 20% on the 6% Senior Secured Convertible Notes for so long as the Company remains in technical default on said notes due to its delisting from its Primary Trading Market April 2014.  The Company further agreed that said 20% default interest will be applied to the date of default on April 10, 2014 and continuing through the present.

Committed Equity Facility Transaction with TCA Global Credit Master Fund LP

On August 6, 2015, the Company closed a Securities Purchase Agreement and related agreements with TCA Global Credit Master Fund LP, whereby the Company agreed to sell and TCA agreed to purchase a $100,000 senior secured convertible redeemable debenture and the Company agreed to issue and sell to TCA, from time to time, and TCA agreed to purchase from the Company up to $3,000,000 of the Company’s common stock pursuant to a Committed Equity Facility. The closing of the Transaction occurred on August 6, 2015.

In consideration for advisory services provided by Purchaser to the Company prior to the, the Company paid to Purchaser a fee by issuing to Purchaser 5,000,000 shares of Common Stock at $0.02 per share equal to $100,000.   The Advisory Fee Shares were valued at price equal to the lowest volume weighted average price for the Common Stock for the five (5) Business Days immediately prior to the issuance. The Advisory Fee Shares are subject to adjustment as provided in the Securities Purchase Agreement.  The Company also paid certain transaction, due diligence and document review and legal fees in connection with the Transaction.

The Company entered into a Debenture dated August 6, 2015 with the Purchaser whereby the Purchaser purchased $100,000 in a senior secured, convertible, redeemable debenture from the Company in exchange for $100,000.  The Company promised to pay Purchaser, by no later than August 6, 2016 the outstanding principal together with interest on the outstanding principal amount under the Debenture, at the rate of 18% per annum simple interest. The Debenture is convertible only at the option of Purchaser upon an event of default at a conversion price of 90%)of the lowest of the average daily volume weighted average price of the Company’s Common Stock during the 5 trading days immediately prior to the conversion date.

In addition, the Company entered into a Committed Equity Facility, dated August 6, 2015, with the Purchaser in which the Company agreed to issue and sell to the Purchaser, from time to time, and the Purchaser agreed to purchase from the Company up to $3,000,000 of the Company’s common stock.  At any time during the duration of the agreement and after the Company has an effective registration statement outstanding, the Company can require the Purchaser to purchase shares of its common stock which will be sold by Purchaser with the net proceeds provided to the Company, subject to the terms and conditions set forth in the Committed Equity Facility.

To facilitate the Committed Equity Facility, the Company has granted the Purchaser certain registration rights pursuant to a Registration Rights Agreement dated August 6, 2015 whereby the Company will file a registration statement no later than seventy-five (75) days from the date of the Committed Equity Facility to facilitate the purchase and sale of the common stock under the Committed Equity Facility.

The Company’s obligation to repay the Debenture disclosed herein as well as the Debenture entered into by and between the Company and Purchaser on July 9, 2015, are secured by security agreements, guaranty agreements and pledge agreements previously disclosed on the Company’s Current Report on Form 8-K  filed July 16, 2015 and incorporated herein by reference. The Company has additionally entered into an Authorization Agreement, dated August 6, 2015, with Purchaser whereby scheduled re-payments to the Purchaser will be debited from the Company’s account according to the payment schedule of both the Debenture disclosed herein and the Debenture previously entered into on July 9, 2015.

Dissolution of Certain Non-Operating Subsidiaries

The Company determined that certain wholly-owned subsidiaries were unnecessary for the ongoing operations of the Company’s business and elected to dissolve these entities and/or surrender their foreign status in certain jurisdictions for the purpose of reducing unnecessary compliance costs.

The Company is dissolving SG Technologies Corp., a Nevada corporation, and is surrendering its qualification to do business in California due to the fact that the Company no longer operates any business under this wholly-owned subsidiary.

The Company is dissolving Phototron, Inc. and GrowLife Productions, Inc., all California corporations, due to the fact that the Company no longer operates any business under these wholly-owned subsidiaries.

The Company is dissolving Business Bloom, Inc., a California corporation, and is withdrawing its foreign entity status in Colorado due to the fact that the Company no longer operates any business under this wholly-owned subsidiary.

The Company is surrendering its qualification to do business in California due to the fact that the Company has moved its headquarters to Seattle, Washington and is no longer required to register as a foreign entity in California.

Enactment of Heightened Corporate Governance Measures Pursuant to Derivative Action Settlement

In connection with the settlement of the Derivative Actions related to alleged violations of federal securities laws, the Company agreed to expansive corporate governance measures.

During October 2015, the Company expects to enact heightened corporate governance measure pursuant to the Derivative Action Settlement.